Income Taxes - Reconciliation of Unrecognised Tax Benefits and Interest and Penalties (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, Beginning balance	$ 1.5	$ 2.6	$ 185.5
Unrecognized tax benefits, Additions for tax positions of the current year	0.1	0.1	0.2
Unrecognized tax benefits, Additions for tax positions of prior year	0.1	2.6
Unrecognized tax benefits, Settlements paid during the current period	(1.2)		(184.4)
Unrecognized tax benefits, Expiration of statute of limitations		(2.8)
Unrecognized tax benefits, Other reductions for the tax positions of prior periods		(1.0)	(5.2)
Unrecognized tax benefits, Foreign currency translation adjustment			6.5
Unrecognized tax benefits, Ending Balance	0.5	1.5	2.6
Interest and Penalties, Beginning balance	0.1	0.9	196.3
Interest and Penalties, Additions for tax positions of the current year
Interest and Penalties, Additions for tax positions of prior year		(0.1)	6.1
Interest and Penalties, Settlements paid during the current period			(208.9)
Interest and Penalties, Expiration of statute of limitations		(0.7)
Interest and Penalties, Other reductions for the tax positions of prior periods	(0.1)
Interest and Penalties, Foreign currency translation adjustment			7.4
Interest and Penalties, Ending Balance		$ 0.1	$ 0.9